8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2023	2022	2021
Risk-free interest rate	n/a	0.88%	n/a
Expected life	n/a	3 years	n/a
Expected volatility	n/a	161.98%	n/a
Expected dividend yield	n/a	Nil	n/a